Equity (Tables)	9 Months Ended
Sep. 30, 2020
EQUITY:
Schedule of Composition of Share Capital
	September 30, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	25,000,000	22,482,630	25,000,000	22,236,368

Schedule of Issued and Outstanding Capital

Issued and outstanding capital:

	Number of shares	NIS par value
Balance at January 1, 2020	22,236,368	233,167
Issuance of shares – exercise of options	246,262	9,850

Balance at September 30, 2020	22,482,630	243,017

Balance at December 31, 2019	22,236,368	233,167